Interim Condensed Consolidated Statements of Changes In Shareholders' Equity (deficiency) (unaudited) - CAD ($) $ in Thousands	Retained earnings attributable to accumulated earnings (losses) [member]	Retained earnings, portion attributable to dividends [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Issued capital [member]	Reserve of equity component of convertible instruments [member]	Share premium [member]	Non-controlling interests [member]	Total
Accumulated earnings, beginning of period at Mar. 31, 2018	$ 768,847	$ (1,835,778)		$ 91,934	$ 1,079,055	$ 136,771		$ 13,029	$ (22,693)	$ (422)
Statement Line Items [Line Items]
Adjustment for adoption of recent accounting pronouncements	20,711			(17,863)
LOSS FOR THE PERIOD	(41,377)									(46)	$ (41,423)
Dividends and distributions declared and paid		(22,262)
Other comprehensive income (loss)				3,750
Share-based units exercised					4,979				(4,979)
Shares issued						10,447
Shares issuance costs						(235)
Add: Share-based compensation expense									1,694
Discontinued operations									81
Non-cash deferred share grant distributions									14
Purchase of non-controlling interest									1,566
Share-based compensation adjustment									(273)
Foreign exchange impact on non-controlling interest										60
Accumulated earnings, end of period at Jun. 30, 2018	748,181	(1,858,040)	$ (1,109,859)	77,821	1,084,034	146,983	$ 1,231,017	13,029	(24,590)	(408)	187,010
Accumulated earnings, beginning of period at Mar. 31, 2018	768,847	(1,835,778)		91,934	1,079,055	136,771		13,029	(22,693)	(422)
Statement Line Items [Line Items]
Share-based units exercised					9,483
Shares issued						10,447
Shares issuance costs						(253)
Accumulated earnings, end of period at Mar. 31, 2019	533,107	(1,923,808)		79,093	1,088,538	146,965	1,235,503	13,029	(25,540)	(399)	(89,014)
Statement Line Items [Line Items]
Adjustment for adoption of recent accounting pronouncements
LOSS FOR THE PERIOD	(275,140)									(20)	(275,160)
Dividends and distributions declared and paid		(22,070)
Other comprehensive income (loss)				(2,298)
Share-based units exercised					6,960				(6,960)
Shares issued
Shares issuance costs
Add: Share-based compensation expense									7,118
Discontinued operations									137
Non-cash deferred share grant distributions									23
Purchase of non-controlling interest
Share-based compensation adjustment									20
Foreign exchange impact on non-controlling interest										23
Accumulated earnings, end of period at Jun. 30, 2019	$ 257,968	$ (1,945,879)	$ (1,687,911)	$ 76,795	$ 1,095,498	$ 146,965	$ 1,242,463	$ 13,029	$ (25,202)	$ (396)	$ (381,222)